Insurance-related accounts - Summary of Changes in Insurance Contract Liabilities (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning balance		¥ 11,983,335	¥ 11,078,344
Current portion, beginning balance	[1]	153,006	134,865
Non-current portion, beginning balance		11,830,329	10,943,479
Net premiums		1,415,465	1,282,155
Insurance liabilities released		(1,039,940)	(790,755)
Unwind of discount and actuarial items	[2]	119,454	351,666
Changes in valuation of expected future benefits		19,520	(10,198)
Shadow accounting adjustments		(2,611)	(18,861)
Other		(38,568)	(35,870)
Currency exchange rate fluctuations		118,436	126,854
Ending balance		12,575,091	11,983,335
Current portion, ending balance	[1]	162,091	153,006
Non-current portion, ending balance		12,413,000	11,830,329
Future Insurance Policy Benefits
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning balance		7,192,040	6,749,450
Current portion, beginning balance	[1]	153,006	134,865
Non-current portion, beginning balance		7,039,034	6,614,585
Net premiums		821,226	813,856
Insurance liabilities released		(778,728)	(539,586)
Unwind of discount and actuarial items	[2]	151,058	149,869
Changes in valuation of expected future benefits		7,378	(11,144)
Shadow accounting adjustments		2,083	(15,692)
Other		(76,745)	(65,198)
Currency exchange rate fluctuations		108,200	110,485
Ending balance		7,426,512	7,192,040
Current portion, ending balance	[1]	162,091	153,006
Non-current portion, ending balance		7,264,421	7,039,034
Policyholders Account In The Life Insurance Business
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning balance		4,791,295	4,328,894
Current portion, beginning balance	[1]	0	0
Non-current portion, beginning balance		4,791,295	4,328,894
Net premiums		594,239	468,299
Insurance liabilities released		(261,212)	(251,169)
Unwind of discount and actuarial items	[2]	(31,604)	201,797
Changes in valuation of expected future benefits		12,142	946
Shadow accounting adjustments		(4,694)	(3,169)
Other		38,177	29,328
Currency exchange rate fluctuations		10,236	16,369
Ending balance		5,148,579	4,791,295
Current portion, ending balance	[1]	0	0
Non-current portion, ending balance		¥ 5,148,579	¥ 4,791,295

[1]	The current portion of future insurance policy benefits and other is included in other current liabilities in the consolidated statements of financial position.
[2]	Mainly includes interests credited to reserves, expenses and mortality charges.